Revolving Credit Facility and Long Term Debt (Tables)	12 Months Ended
Dec. 30, 2016
Revolving Credit Facility and Long-Term Debt
Schedule of nonrecourse and other long-term debt

	December 30,	December 25,
($ in thousands)	2016	2015
Revolving credit facility, average rate of interest of 3.73%	$487,009	$292,783
Equipment financing, due in monthly installments to September 2021, secured by equipment. These notes bear interest ranging from 0.22% to 3.29%	8,152	8,594
Note payable by consolidated joint venture, due July 2019. This note bears interest at 6-month LIBOR plus 2.5%	2,483	—
Other notes payable	230	285
Total debt	$497,874	$301,662
Less: current portion of debt	2,242	2,069
Total long-term portion of debt	$495,632	$299,593

Schedule of future principal payments on long-term debt

	December 30,	December 25,
($ in thousands)	2016	2015
Revolving credit facility, average rate of interest of 3.73%	$487,009	$292,783
Equipment financing, due in monthly installments to September 2021, secured by equipment. These notes bear interest ranging from 0.22% to 3.29%	8,152	8,594
Note payable by consolidated joint venture, due July 2019. This note bears interest at 6-month LIBOR plus 2.5%	2,483	—
Other notes payable	230	285
Total debt	$497,874	$301,662
Less: current portion of debt	2,242	2,069
Total long-term portion of debt	$495,632	$299,593

At December 30, 2016, future principal payments on long‑term debt for each year ending are as follows:

($ in thousands)	Principal Payments
2017	$2,242
2018	2,232
2019	491,243
2020	1,598
2021	559
Thereafter	—
Total future principal payments	$497,874